Entity Level Disclosures and Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION

NOTE 26 - ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

Management has determined the Company’s operating segments based on the information reviewed by the Company’s chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. The chief operating decision maker, who is the Company’s Chief Executive Officer, examines the performance of the operating segments based on revenues and adjusted operating profit (loss).

The adjusted operating loss is calculated based on operating loss before share-based payments, contingent consideration measurement, impairment of goodwill and intangible assets, depreciation and amortization and non-attributable corporate expenses.

As of December 31, 2022, the Company has three reportable segments: enterprise cybersecurity, enterprise internet access (formerly known as enterprise privacy) and consumer internet access (formerly known as consumer cybersecurity & privacy).

The following tables present details of the Company’s operating segments for the three years in the period ended December 31, 2022:

	Enterprise cybersecurity	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2022
	U.S. dollar in thousands
Revenues	230	8,479	10,070	18,779
Adjusted operating loss	(417)	*(2,380)	(3,439)	-	(6,236)

Non-attributable corporate expenses					(2,445)
Share-based payments					(1,679)
Impairment of goodwill and intangible assets					(1,021)
Depreciation and amortization					(2,043)

Operating loss					(13,424)
Financial expenses, net					(54)
Tax benefit					327
Net loss for the year					(13,151)

*	Including legal expenses related to Bright Data action, see also Note 13.

	Enterprise cybersecurity	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2021
	U.S. dollar in thousands
Revenues	627	6,265	3,389	10,281

Adjusted operating loss	(4,218)	*(2,987)	(1,319)	-	(8,524)

Non-attributable corporate expenses					(2,331)
Share-based payments					(2,356)
Contingent consideration measurement					684
Impairment of goodwill and intangible assets					(700)
Depreciation and amortization					(1,785)
Operating loss					(15,012)
Financial expenses, net					942
Tax benefit					945
Net loss for the year					(13,125)

*	Including legal expenses related to Bright Data action, see also Note 13.

	Enterprise cybersecurity	Enterprise internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2020
	U.S. dollar in thousands
Revenues	1,047	3,839	4,886

Adjusted operating loss	(3,133)	*(835)	-	(3,968)

Non-attributable corporate expenses				(2,154)
Share-based payments				(742)
Contingent consideration measurement				(345)
Impairment of goodwill and intangible assets				(2,759)
Depreciation and amortization				(1,363)
Operating loss				(11,331)
Financial expenses, net				3,240
Taxes on income				246
Net loss for the year				(7,845)

*	Including legal expenses related to Bright Data action, see also Note 13.

Set forth below is a breakdown of the Company’s revenues by geographic regions:

	U.S.	Europe	APAC	U.K. Virgin Island	MEA	Other	Total
	U.S. dollar in thousands
Company’s revenues for the year 2022	4,110	2,618	1,320	7,009	846	2,876	18,779

Revenue in 2022 of $6,948 thousand resulted from one main customer (representing 37% of total revenues).

	U.S.	Europe	APAC	Hong Kong	Israel	Other	Total
	U.S. dollar in thousands
Company’s revenues for the year 2021	3,618	2,259	553	1,365	822	1,664	10,281

Revenue in 2021 of $2,214 thousand resulted from one main customer (representing 22% of total revenues).

	U.S.	Europe	APAC	Israel	Other	Total
	U.S. dollar in thousands
Company’s revenues for the year 2020	1,837	1,036	427	973	613	4,886